Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

Note 12. Income Taxes

Total income tax expense (benefit) for the years ended December 31, 2016, 2015 and 2014 was as follows:

	Year ended
	December 31,
	2016	2015	2014
Income tax expense (benefit) from continuing operations	$20,970	$14,401	$(16,804)
Income tax expense from discontinued operations	—	341	—
Total income tax expense (benefit)	$20,970	$14,742	$(16,804)

For the years ended December 31, 2016, 2015 and 2014, income (loss) from continuing operations before income taxes includes the following components:

	Year ended
	December 31,
	2016	2015	2014
U.S. operations	$66,838	$27,605	$(45,203)
Foreign operations	2,984	100	2,574
Income (loss) before income taxes	$69,822	$27,705	$(42,629)

The income tax expense (benefit) that is attributable to income (loss) from continuing operations before income taxes included in our Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Year ended
	December 31,
	2016	2015	2014
Current:
U.S. federal	$26,734	$20,382	$25,136
State and local	613	4,822	4,091
Foreign	1,358	1,029	842
Current income tax expense	28,705	26,233	30,069
Deferred
U.S. federal	(5,858)	(12,584)	(42,047)
State and local	(1,825)	798	(4,826)
Foreign	(52)	(46)	—
Deferred income tax benefit	(7,735)	(11,832)	(46,873)
Total income tax expense (benefit)	$20,970	$14,401	$(16,804)

The factors accounting for the variation in our overall effective tax rates from continuing operations compared to U.S. statutory income tax rates for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Year ended
	December 31,
	2016	2015	2014
Federal income tax expense (benefit) at the statutory rate	$24,438	$9,697	$(14,920)
State and local taxes, net of federal benefit	556	3,922	(2,167)
Non-deductible costs	779	1,070	815
Stock-based compensation	(4,000)	—	—
Unrecognized tax positions	(1,397)	508	(240)
Other	594	(796)	(292)
Total income tax expense (benefit)	$20,970	$14,401	$(16,804)

Our effective income tax rate from continuing operations was 30.0%,  52.0% and 39.4% for the years ended December 31, 2016, 2015 and 2014, respectively. The decrease in the effective tax rate for the year ended December 31, 2016 compared to December 31, 2015 is primarily due to a $1,300 tax benefit related to the settlement of an uncertain tax position recorded in a prior period, a  $4,000 excess tax benefit related to stock option exercises resulting from the early adoption of ASU 2016-09 and a $1,122 tax benefit from the implementation of certain tax planning. The increase in the effective tax rate for the year ended December 31, 2015 compared to December 31, 2014 is primarily due to changes in uncertain tax positions, an increase in non-deductible costs, an increase in the valuation allowance and the impact of a state deferred tax remeasurement as a result of new statutory regulations.

In general, it is our practice and intention to reinvest the earnings of our non branch foreign subsidiaries in those operations on an indefinite basis. Such amounts may become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. Due to our intent to reinvest such amounts indefinitely, the taxation of these amounts in the U.S. is not expected to occur in the foreseeable future and therefore no deferred tax liability has been recorded. For the years ended December 31, 2016, 2015 and 2014 the amounts considered indefinitely reinvested were $8,065,  $5,910 and $4,610, respectively. If the earnings were not considered indefinitely reinvested under current law, the tax on such earnings would be approximately $1,891,  $1,386 and $1,081 for the years ended December 31, 2016, 2015 and 2014, respectively.

The net deferred taxes below are included on our Consolidated Balance Sheets as a long-term net deferred tax liability of $120,533 at December 31, 2016 and a long-term net deferred tax liability of $129,284 at December 31, 2015.

The components of our deferred tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	Year ended December 31,
	2016	2015
Deferred tax assets:
Allowance for doubtful accounts and estimated allowance for refunds and appeals	$34,794	$35,174
Accrued compensation	2,185	540
Deferred rent	149	156
Stock-based compensation	10,381	2,960
Tax credit and net operating loss carryforward	652	1,652
Other deductible temporary differences	5,077	6,353
Gross deferred tax assets	53,238	46,835
Less: valuation allowance	(199)	(440)
Total deferred tax assets	53,039	46,395
Deferred tax liabilities:
Unbilled receivables and other liabilities	(2,307)	(2,435)
Intangibles and goodwill	(154,528)	(161,099)
Property and equipment	(10,795)	(8,706)
Software development costs	(2,603)	(1,998)
Other taxable temporary differences	(3,339)	(1,441)
Total gross deferred tax liabilities	(173,572)	(175,679)
Net deferred tax liability	$(120,533)	$(129,284)

We have federal net operating loss carryforwards of $1,297 which will expire in 2029. In addition, we have a foreign net operating loss of $1,183 with an unlimited carryforward. All state net operating losses were utilized in the prior year.

As of December 31, 2016 and 2015, a valuation allowance of $199 and $440, respectively, has been recorded to reflect the portion of the deferred tax asset that is not more likely than not to be realized. The decrease in the valuation allowance relates to changes from statutory tax filings for the year ended December 31, 2015. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Due to change of ownership provisions in the Internal Revenue Code, use of a portion of our domestic net operating loss and tax credit carryforwards will be limited in future periods. Further, a portion of the carryforwards may expire before being applied to reduce future income tax liabilities.

ASC 740 clarifies the accounting and reporting for uncertainties in income tax law. This interpretation prescribes a comprehensive model for financial statement recognition measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. ASC 740 requires that the tax effects of an uncertain tax position be recognized only if it is “more likely than not” to be sustained by the taxing authority as of the reporting date.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2016 and 2015 is as follows:

	Year ended December 31,
	2016	2015
Unrecognized tax benefits — January 1	$4,937	$4,324
Increase for tax positions taken in prior period	67	619
Increase for tax positions taken in current period	203	694
Decrease for tax positions taken in prior period	(508)	—
Decrease for tax positions taken in current period	(43)	(146)
Decrease related to lapse in statute of limitations	(96)	(554)
Decrease related to settlement of positions taken in prior periods	(1,989)	—
Unrecognized tax benefits — December 31	$2,571	$4,937

The majority of the balance of unrecognized tax benefits as of December 31, 2016 and 2015, would affect the effective tax rate if recognized.

The total uncertain tax positions expected to reverse in the next 12 months is approximately $2,301 and $194 as of December 31, 2016 and 2015, respectively, due to lapse of statute of limitations. The current year change in uncertain tax positions is primarily the result of the settlement of an uncertain tax position recorded during a prior period.

The total penalty and interest incurred, relating to uncertain tax positions, for years ended December 31, 2016, 2015 and 2014, was $424,  $920 and $583, respectively. We include interest and penalties as tax expense in the Consolidated Statements of Comprehensive Income (Loss).

We file income taxes with the U.S. federal government and various state and foreign jurisdictions.  We are currently under audit with the Internal Revenue Service for the tax year ended December 31, 2014. In addition we are currently under audit for iHealth Technologies for the tax years ended December 31, 2012, December 31, 2013 and May 13, 2014. We operate in a number of state and local jurisdictions and as such are subject to state and local income tax examinations based upon various statutes of limitations in each jurisdiction. We are currently under audit by the State of New York for the tax year ended December 31, 2014 and for iHealth Technologies for the tax years ended December 31, 2012, December 31, 2013 and May 13, 2014.